Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-term Debt [Abstract]
Long-term Debt
25.

LONG-TERM DEBT
Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.
Long-term debt as at December 31 consisted of the following:
Weighted average interest
rate
(1)
millions of dollars 2023 2022 Maturity 2023 2022
Emera

Bankers acceptances, SOFR loans

Variable Variable 2027 $

465 $

403
Unsecured fixed rate notes 4.84% 2.90% 2030

500

500
Fixed to floating subordinated notes
(2)
6.75% 6.75% 2076

1,587

1,625
$

2,552 $

2,528
Emera Finance

Unsecured senior notes 3.65% 3.65% 2024 - 2046 $

3,637 $

3,725
TEC
(3)
Fixed rate notes and bonds 4.61% 4.15% 2024 - 2051 $

5,654 $

4,341
PGS
Fixed rate notes and bonds 5.63% 3.78% 2028 - 2053 $

1,223 $

772
NMGC
Fixed rate notes and bonds 3.78% 3.11% 2026 - 2051 $

642 $

521
Non-revolving term facility, floating rate Variable Variable 2024

30

108
$

672 $

629
NMGI
Fixed rate notes and bonds 3.64% 3.64% 2024 $

198 $

203
NSPI
Discount Notes
(4)
Variable Variable 2024 - 2027 $

721 $

881
Medium term fixed rate notes 5.13% 5.14% 2025 - 2097

3,165

2,665
$

3,886 $

3,546
EBP
Senior secured credit facility Variable Variable 2026 $

246 $

249
ECI
Secured senior notes Variable Variable 2027 $

75 $

86
Amortizing fixed rate notes 4.00% 3.97% 2026

79

100
Non-revolving term facility, floating rate Variable Variable 2025

29

30
Non-revolving term facility, fixed rate 2.15% 2.05% 2025 - 2027

155

91
Secured fixed rate senior notes
(5)
3.09% 3.06% 2024 - 2029

84

142
$

422 $

449
Adjustments
Fair market value adjustment - TECO Energy acquisition $ -

$

2
Debt issuance costs (125) (126)
Amount due within one year (676) (574)
$ (801) $ (698)
Long-Term Debt $

17,689 $

15,744
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2023, the Company recognized $ 109

million in interest expense (2022 – $
110

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of TEC’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no
bonds outstanding under TEC’s first mortgage bond indenture.
(4) Discount notes are backed by a revolving credit facility which matures in 2027. Banker’s acceptances are issued under NSPI’s non-revolving term facility which matures in 2024. NSPI has the intention and unencumbered ability to refinance bankers’
acceptances for a period of greater than one year.
(5) Notes are issued and payable in either USD or BBD.
The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:
millions of dollars Maturity 2023 2022
Emera – revolving credit facility
(1)
June 2027 $

900 $

900
TEC - Unsecured committed revolving credit facility December 2026

657 -

NSPI - revolving credit facility
(1)
December 2027

800

800
NSPI - non-revolving credit facility July 2024

400

400
Emera - Unsecured non-revolving credit facility February 2024

400 -

NMGC - Unsecured non-revolving credit facility March 2024

30

108
ECI – revolving credit facilities October 2024

10

11
Total $

3,197 $

2,219
Less:
Borrowings under credit facilities

1,884

1,396
Letters of credit issued inside credit facilities

6

12
Use of available facilities $

1,890 $

1,408
Available capacity under existing agreements $

1,307 $

811
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $ 50 million.
Debt Covenants
Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:
As at
Financial Covenant Requirement December 31, 2023
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1
Recent Significant Financing Activity by Segment
Florida Electric Utility
On January 30, 2024, TEC issued $ 500

million USD of senior unsecured bonds that bear interest at
4.90
per cent with a maturity date of March 1, 2029 . Proceeds from the issuance were primarily used for repayment of short-term borrowings outstanding under the 5 -year credit facility. Therefore, $ 497 million
USD of short-term borrowings that were repaid was classified as long-term debt at December 31, 2023.
Canadian Electric Utilities
On March 24, 2023, NSPI issued $ 500

million in unsecured notes. The issuance included $
300

million
unsecured notes that bear interest at 4.95

per cent with a maturity date of
November 15, 2032 , and $ 200
million unsecured notes that bear interest at 5.36

per cent with a maturity date of
March 24, 2053
.

Gas Utilities and Infrastructure
On December 19, 2023, PGS completed an issuance of $ 925

million USD in senior notes. The issuance
included $ 350

million USD senior notes that bear interest at
5.42

per cent with a maturity date of
December 19, 2028 , $ 350

million USD senior notes that bear interest at
5.63

per cent with a maturity date
of December 19, 2033

and $
225

million USD senior notes that bear interest at
5.94

per cent with a
maturity date of December 19, 2053 .
On October 19, 2023, NMGC issued $ 100

million USD in senior unsecured notes that bear interest at
6.36

per cent with a maturity date of
October 19, 2033 .
Other Electric Utilities

On May 24, 2023, GBPC issued a $ 28

million USD non-revolving term loan that bears interest at
4.00

per
cent with a maturity date of May 24, 2028
.

Other

On August 18, 2023, Emera entered into a $ 400

million non-revolving term facility with a maturity date of
February 19, 2024 . The credit agreement contains customary representations and warranties, events of default and financial and other covenants, and bears interest at Bankers’ Acceptances or prime rate advances, plus a margin. On February 16, 2024, Emera extended the term of this agreement to a maturity date of February 19, 2025 .
On May 2, 2023, Emera issued $ 500

million in senior unsecured notes that bear interest at
4.84

per cent
with a maturity date of May 2, 2030 .
Long-Term Debt Maturities
As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:
millions of dollars 2024 2025 2026 2027 2028 Thereafter Total
Emera $

199 $ -

$

1,587 $

266 $ -

$

500 $

2,552
Emera US Finance LP

397 -

992 -

-

2,248

3,637
TEC

397 -

-

-

-

5,257

5,654
PGS -

-

-

-

463

760

1,223
NMGC

30 -

93 -

-

549

672
NMGI

198 -

-

-

-

-

198
NSPI

398

125

40

323 -

3,000

3,886
EBP -

-

246 -

-

-

246
ECI

51

139

89

77

62

4

422
Total $

1,670 $

264 $

3,047 $

666 $

525 $

12,318 $

18,490